Other Gains and Charges - Additional Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019 USD ($)	Mar. 27, 2019 USD ($)	Dec. 26, 2018 USD ($)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 USD ($)	Mar. 28, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 27, 2017 USD ($) Restaurant	Jun. 26, 2019 USD ($) restaurant	Jun. 27, 2018 USD ($) restaurant	Jun. 28, 2017 USD ($) restaurant
Restructuring Cost and Reserve [Line Items]
Gain from sale leaseback transaction									$ (35.2)
Sale leaseback transaction charges	$ 0.5	$ 0.4	$ 0.2	$ 6.8	$ 2.0				7.9
(Gain) on sale of assets, net	(0.1)	(6.0)	(0.8)				$ (0.3)		(6.9)	$ (0.3)	$ (2.7)
Foreign currency transaction (gain) loss	(0.2)	(0.5)	0.7	(0.8)	1.2	$ (0.9)	0.9		(0.7)	1.2	0.0
Property damages, net of (insurance recoveries)	(0.2)	0.1	0.2	(0.8)					(0.7)	5.1	0.0
Lease guarantee charges (credits)	(0.4)					0.5	1.4		(0.4)	1.9	1.1
Restaurant impairment charges	9.8		1.0		1.8		2.0	$ 7.2	10.8	$ 10.9	5.2
Number of underperforming restaurants | restaurant										5
Remodel-related costs	2.9	1.7	2.6	0.5	1.4				7.7	$ 1.5	0.0
Corporate headquarters relocation charges	0.1	5.2							5.3	0.0	0.0
Restaurant closure charges	0.3	$ 0.2	2.1	1.7	0.2	2.8	4.3	0.2	4.3	7.5	4.1
Accelerated depreciation			0.5	0.5	0.5	$ 0.5	$ 0.5	0.5	1.0	1.9	2.0
Severance and other benefits	$ 0.7		$ 0.1	0.1	0.3				0.9	0.3	6.6
Cyber security incident charges				$ 0.4	2.0				0.4	2.0	0.0
Impairment charges on restaurants continuing to operate										3.7
Insurance recoveries									1.7	1.7	0.0
Sale leaseback (gain), net of transaction charges									(27.3)	2.0	0.0
(Gain) on sale of JV										(0.2)
Information technology restructuring									0.0	0.0	2.7
Professional fees											$ 2.4
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restaurant closure charges										1.8
Hurricane [Member]
Restructuring Cost and Reserve [Line Items]
Property damages, net of (insurance recoveries)					(0.4)					(0.1)
Insurance recoveries										1.0
Insurance settlements receivable, current					1.0					1.0
Business interruption insurance recoveries					$ 0.6
Flood [Member]
Restructuring Cost and Reserve [Line Items]
Insurance recoveries										0.5
Business interruption insurance recoveries										0.4
CorporateHeadquarters [Member]
Restructuring Cost and Reserve [Line Items]
(Gain) on sale of assets, net									(5.8)
Chili's Canada Restaurants [Member]
Restructuring Cost and Reserve [Line Items]
Restaurant impairment charges								$ 7.2
Number of underperforming restaurants | Restaurant								9
Restaurant closure charges										4.6
Chili's Restaurants [Member]
Restructuring Cost and Reserve [Line Items]
Gain from sale leaseback transaction									$ (26.8)
Number of underperforming restaurants | restaurant									11		10
Restaurant closure charges										$ 1.1
Land [Member]
Restructuring Cost and Reserve [Line Items]
(Gain) on sale of assets, net									$ (0.8)